Financial Instruments - Summary of Outstanding Foreign Forward and Options Contract (Details)
€ in Millions, ¥ in Millions, £ in Millions, kr in Millions, kr in Millions, SFr in Millions, R in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
	Mar. 31, 2019 USD ($) AUD ($) EUR (€) GBP (£) CAD ($) JPY (¥) NZD ($) NOK (kr) SGD ($) SEK (kr) CHF (SFr)	Mar. 31, 2018 USD ($) AUD ($) EUR (€) GBP (£) CAD ($) JPY (¥) NZD ($) NOK (kr) SGD ($) ZAR (R) SEK (kr) CHF (SFr)
Derivatives Designated As Cash Flow Hedges | Option contracts | Australian Dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value	120	60
Derivatives Designated As Cash Flow Hedges | Option contracts | Euro
Disclosure Of Financial Instruments [Line Items]
Nominal value | €	135	100
Derivatives Designated As Cash Flow Hedges | Option contracts | United Kingdom Pound Sterling
Disclosure Of Financial Instruments [Line Items]
Nominal value | £	25	20
Other Derivatives | Option contracts | Australian Dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value	10	20
Other Derivatives | Option contracts | Euro
Disclosure Of Financial Instruments [Line Items]
Nominal value | €	60	45
Other Derivatives | Option contracts | United Kingdom Pound Sterling
Disclosure Of Financial Instruments [Line Items]
Nominal value | £	10	25
Other Derivatives | Option contracts | U.S. Dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value	433	320
Other Derivatives | Option contracts | Swiss Franc
Disclosure Of Financial Instruments [Line Items]
Nominal value | SFr	5	5
Other Derivatives | Option contracts | Canadian dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value	13
Other Derivatives | Forward contracts | Australian Dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value	8	5
Other Derivatives | Forward contracts | Euro
Disclosure Of Financial Instruments [Line Items]
Nominal value | €	176	91
Other Derivatives | Forward contracts | United Kingdom Pound Sterling
Disclosure Of Financial Instruments [Line Items]
Nominal value | £	80	51
Other Derivatives | Forward contracts | U.S. Dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value	955	623
Other Derivatives | Forward contracts | Swiss Franc
Disclosure Of Financial Instruments [Line Items]
Nominal value | SFr	25	21
Other Derivatives | Forward contracts | Japanese Yen
Disclosure Of Financial Instruments [Line Items]
Nominal value | ¥	550	550
Other Derivatives | Forward contracts | Singapore dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value	140	5
Other Derivatives | Forward contracts | New Zealand dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value	16	16
Other Derivatives | Forward contracts | Swedish Krona
Disclosure Of Financial Instruments [Line Items]
Nominal value | kr	50	50
Other Derivatives | Forward contracts | Norwegian Krone
Disclosure Of Financial Instruments [Line Items]
Nominal value | kr	40	40
Other Derivatives | Forward contracts | South African Rand
Disclosure Of Financial Instruments [Line Items]
Nominal value | R		25
Other Derivatives | Forward contracts | Canadian dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value	13	20